SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

9. SHAREHOLDERS’ EQUITY

Authorized common stock, par value $1.00 per share, was 400 million shares in 2010 and 2009. Effective December 1, 2011, following approval by the company’s shareholders, the company’s authorized common stock was increased to 800 million shares. Treasury stock is stated at cost. Dividends declared per share of common stock were $0.725 for 2011, $0.640 for 2010 and $0.575 for 2009.

On December 1 ,2011, the company issued 68,316,283 shares of common stock for the stock consideration portion of the Nalco merger (see Note 4). In addition, as part of the consideration, each outstanding Nalco stock option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each Nalco unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance and such awards were converted based on the stock award exchange ratio into a time based restricted stock award of the company based on such performance level, with vesting subject to continued employment.

The company has 15 million shares, without par value, of authorized but unissued preferred stock. Of these 15 million shares, 0.4 million shares were designated as Series A Junior Participating Preferred Stock and 14.6 million shares were undesignated as of December 31, 2011.

Under the company’s shareholder rights plan, one preferred stock purchase right is issued for each outstanding share of the company’s common stock. A right entitles the holder, upon occurrence of certain events, to buy one one-thousandth of a share of Series A Junior Participating Preferred Stock at a purchase price of $135, subject to adjustment. The rights, however, do not become exercisable unless and until, among other things, any person or group acquires 15% or more of the outstanding common stock of the company, or the company’s board of directors declares a holder of 10% or more of the outstanding common stock to be an “adverse person” as defined in the rights plan. Upon the occurrence of either of these events, the rights will become exercisable for common stock of the company (or in certain cases common stock of an acquiring company) having a market value of twice the exercise price of a right. The rights are redeemable under certain circumstances at one cent per right and, unless redeemed earlier, will expire on March 10, 2016.

In February 2010, the company’s Board of Directors authorized the repurchase of up to 10 million shares of common stock, including shares to be repurchased under Rule 10b5-1. In May 2011, the company’s Board of Directors authorized the repurchase of up to 15 million additional shares of common stock, including shares to be repurchased under Rule 10b5-1. In August 2011, the Finance Committee of the company’s Board of Directors, via delegation by the company’s Board of Directors, authorized the repurchase of an additional 10 million common shares which was contingent upon completion of the merger with Nalco. In September 2011, under the existing Board authorization, subject to the completion of the Nalco merger, the company announced a $1.0 billion share repurchase program. As part this program, in December 2011, the company entered into an accelerated share repurchase (“ASR”) agreement with a financial institution to repurchase $500 million of its common stock. Under the ASR, the company received 8,330,379 shares of its common stock in December 2011. The final per share purchase price and the total number of shares to be repurchased under the ASR agreement generally will be based on the volume-weighted average price of the company’s common stock during the term of the agreement, and will be determined upon completion of the ASR transaction which is expected to be in the first quarter of 2012. All shares acquired under the ASR agreement will be recorded as treasury stock. In addition to the ASR the company reacquired 3,491,425 shares, 7,366,001 shares and 1,225,078 shares of its common stock in 2011, 2010 and 2009, respectively, through open market and private purchases. The company also reacquired 187,454 shares, 242,161 shares and 316,150 shares of its common stock in 2011, 2010 and 2009, respectively, related to the exercise of stock options and the vesting of stock awards. The company intends to repurchase all shares under its authorizations, for which no expiration date has been established, in open market or privately negotiated transactions, subject to market conditions. As of December 31, 2011, 18,532,979 shares remained to be repurchased under the company’s repurchase authorization.